Impax Funds Series Trust I

Supplement Dated February 11, 2026

to the Prospectus and Statement of Additional information,

each dated May 1, 2025

Effective February 11, 2026, the Prospectus and Statement of Additional Information are amended, as follows:

Prospectus

Under Portfolio Managers, the table of Portfolio Managers for Impax Global Environmental Markets Fund is deleted and replaced in its entirety with the following:

Portfolio Manager	Since	Title
David Winborne	2018	Portfolio Manager
Luciano Lilloy	2025	Portfolio Manager

The description of Siddharth Jha under Portfolio Managers is deleted in its entirety.

Statement of Additional Information

The table listing Portfolio Managers for Impax Global Environmental Markets Fund, Impax Global Opportunities Fund and Impax Global Social Leaders Fund will be replaced in its entirety with the following:

Portfolio Manager	Number of Other Pooled Vehicles Managed	Other Pooled Vehicles AUM $ (million)	Number of Other Accounts Managed	Other Accounts AUM $ (million)	Number of Other Registered Investment Companies Managed	Assets of Other Registered Investment Companies AUM $ (million)
David Winborne	0	$ 0	0	$ 0	0	$ 0
Kirsteen Morrison	0	$ 0	0	$ 0	0	$ 0
Amber Fairbanks	0	$ 0	0	$ 0	0	$ 0
Charles French	0	$ 0	0	$ 0	0	$ 0
Luciano Lilloy[1]	0	$ 0	0	$ 0	0	$ 0

[1]	Information for Mr. Lilloy is provided as of August 31, 2025.

The section entitled Portfolio Managers–Ownership of Securities is replaced in its entirety with the following:

Unless otherwise stated, as of December 31, 2024 (i) the dollar value of shares of the Large Cap Fund owned beneficially by Joseph Cordi was $10,001- $50,0001; and by Amber Fairbanks was $0; (ii) the dollar value of shares of the Small Cap Fund owned beneficially by Curtis Kim was $10,001-$50,000; and by Nathan Moser was $100,001- $500,000; (iii) the dollar value of shares of the US Sustainable Economy Fund owned beneficially by Christine Cappabianca was $10,001-$50,000; and by Scott LaBreche was $10,001-$50,000; (iv) the dollar value of shares of the Global Sustainable Infrastructure Fund owned beneficially by Harry Boyle was $0; and by Justin Winter was $0; (v) the dollar value of shares of the International Sustainable Economy owned beneficially by Christine Cappabianca was $10,001-$50,000; and by Scott LaBreche was $50,001-$100,000; (vi) the dollar value of shares of the Global Women’s Fund owned beneficially by Christine Cappabianca was $10,001-$50,000; and by Scott LaBreche was $50,001-$100,000; (vii) the dollar value of shares of the Global Environmental Markets Fund owned beneficially by Luciano Lilloy was $02 and by David Winborne was $0; (viii) the dollar value of shares of the Global Opportunities Fund owned beneficially by Kirsteen Morrison was $0; and by David Winborne was $0; (ix) the dollar value of shares of the Core Bond Fund owned beneficially by Anthony Trzcinka was $10,001-$50,000; and by Ross Pamphilon was $03; (x) the dollar value of shares of the High Yield Bond Fund owned beneficially by Peter Schwab was $500,001- $1,000,000; (xi) the dollar value of shares of the Sustainable Allocation Fund owned beneficially by Nathan Moser was $100,001-$500,000; by Peter Schwab was $100,001-$500,000; by Anthony Trzcinka was $100,001-$500,000; and by Kirsteen Morrison was $0; (xii) the dollar value of shares of the Global Social Leaders Fund owned beneficially by Amber Fairbanks was $0; and by Charles French was $0.

[1]	Information for Mr. Cordi is provided as of March 14, 2025.
[2]	Information for Mr. Lilloy is provided as of August 31, 2025.
[3]	Information for Mr. Pamphilon is provided as of May 1, 2025.

Effective March 1, 2026, the Prospectus and Statement of Additional Information are amended, as follows:

Prospectus

Under Portfolio Managers, the table of Portfolio Managers for Impax Global Opportunities Fund is deleted and replaced in its entirety with the following:

Portfolio Manager	Since	Title
Kirsteen Morrison	2018	Portfolio Manager
David Winborne	2018	Portfolio Manager
Amber Fairbanks	2026	Portfolio Manager

The description for Ms. Fairbanks in the section entitled Portfolio Managers is deleted and replaced in its entirety with the following:

Amber Fairbanks, CFA is a Portfolio Manager of the Large Cap Fund, the Global Social Leaders Fund and the Global Opportunities Fund. Prior to joining IAM in 2023, Ms. Fairbanks worked at Mirova where she was co-manager of the Mirova International Sustainable Equity, US Sustainable Equity and Global Sustainable Equity Funds. Prior to joining Mirova in October 2018, she was a portfolio manager and analyst at Zevin Asset Management for over a decade. Ms. Fairbanks received her MBA from Boston College Carroll School of Management and has a BS in Environmental Science from the University of Massachusetts Amherst. She is a CFA® charterholder and a member of the Chartered Financial Analysts Institute and the Boston Security Analysts Society.

The section entitled Portfolio Managers–Ownership of Securities is replaced in its entirety with the following:

Unless otherwise stated, as of December 31, 2024 (i) the dollar value of shares of the Large Cap Fund owned beneficially by Joseph Cordi was $10,001- $50,0001; and by Amber Fairbanks was $0; (ii) the dollar value of shares of the Small Cap Fund owned beneficially by Curtis Kim was $10,001-$50,000; and by Nathan Moser was $100,001- $500,000; (iii) the dollar value of shares of the US Sustainable Economy Fund owned beneficially by Christine Cappabianca was $10,001-$50,000; and by Scott LaBreche was $10,001-$50,000; (iv) the dollar value of shares of the Global Sustainable Infrastructure Fund owned beneficially by Harry Boyle was $0; and by Justin Winter was $0; (v) the dollar value of shares of the International Sustainable Economy owned beneficially by Christine Cappabianca was $10,001-$50,000; and by Scott LaBreche was $50,001-$100,000; (vi) the dollar value of shares of the Global Women’s Fund owned beneficially by Christine Cappabianca was $10,001-$50,000; and by Scott LaBreche was $50,001-$100,000; (vii) the dollar value of shares of the Global Environmental Markets Fund owned beneficially by Luciano Lilloy was $02 and by David Winborne was $0; (viii) the dollar value of shares of the Global Opportunities Fund owned beneficially by Kirsteen Morrison was $0; by David Winborne was $0; and by Amber Fairbanks was $03; (ix) the dollar value of shares of the Core Bond Fund owned beneficially by Anthony Trzcinka was $10,001-$50,000; and by Ross Pamphilon was $04; (x) the dollar value of shares of the High Yield Bond Fund owned beneficially by Peter Schwab was $500,001- $1,000,000; (xi) the dollar value of shares of the Sustainable Allocation Fund owned beneficially by Nathan Moser was $100,001-$500,000; by Peter Schwab was $100,001-$500,000; by Anthony Trzcinka was $100,001-$500,000; and by Kirsteen Morrison was $0; (xii) the dollar value of shares of the Global Social Leaders Fund owned beneficially by Amber Fairbanks was $0; and by Charles French was $0.

[1]	Information for Mr. Cordi is provided as of March 14, 2025.
[2]	Information for Mr. Lilloy is provided as of August 31, 2025.
[3]	Information for Ms. Fairbanks is provided as of February 11, 2026.
[4]	Information for Mr. Pamphilon is provided as of May 1, 2025.

Effective March 31, 2026, the Prospectus and Statement of Additional Information are amended, as follows:

Prospectus

Under Portfolio Managers, the table of Portfolio Managers for Impax Global Opportunities Fund is deleted and replaced in its entirety with the following:

Portfolio Manager	Since	Title
Kirsteen Morrison	2018	Portfolio Manager
Amber Fairbanks	2026	Portfolio Manager

Under Portfolio Managers, the table of Portfolio Managers for Impax Global Environmental Markets Fund is deleted and replaced in its entirety with the following:

Portfolio Manager	Since	Title
Luciano Lilloy	2025	Portfolio Manager
Fotis Chatzimichalakis	2026	Portfolio Manager
Sanjeev Lakhani	2026	Portfolio Manager

The following descriptions are added to the section entitled Portfolio Managers:

Fotis Chatzimichalakis, CFA is a Portfolio Manager of the Global Environmental Markets Fund. Mr. Chatzimichalakis researches stocks globally, focusing on the information technology and industrials sectors. He originally joined Impax as an intern in 2015, working in the listed equities team. He has held portfolio manager roles at Impax since 2021. Prior to joining the firm, he had an internship at Barchester Green Investment. A CFA® charterholder, Mr. Chatzimichalakis also holds the Investment Management Certificate. He has a master’s degree in Civil Engineering from the National Technical University of Athens and a master’s degree in Sustainable Energy Systems from the University of Edinburgh.

Sanjeev Lakhani, CFA is a Portfolio Manager of the Global Environmental Markets Fund. He is also responsible for idea generation, fundamental research and thought leadership for Impax’s Thematic and Lens strategies with a primary focus on the industrials sector. Before joining Impax in 2023, Mr. Lakhani was an Assistant Portfolio Manager at Highclere International Investors, where he also worked as an Investment Analyst covering Industrials and Utilities. Before that, he was an Investment Manager at Janus Henderson Investors. Mr. Lakhani started his career at PwC where he worked in corporate finance and qualified as a chartered accountant (ACA). He holds a BSc in economics from the London School of Economics. He is a CFA® charterholder and a member of the Institute of Chartered Accountants in England and Wales.

The description of David Winborne under Portfolio Managers is deleted in its entirety.

Statement of Additional Information

The table listing Portfolio Managers for Impax Global Environmental Markets Fund, Impax Global Opportunities Fund and Impax Global Social Leaders Fund will be replaced in its entirety with the following:

Portfolio Manager	Number of Other Pooled Vehicles Managed	Other Pooled Vehicles AUM $ (million)	Number of Other Accounts Managed	Other Accounts AUM $ (million)	Number of Other Registered Investment Companies Managed	Assets of Other Registered Investment Companies AUM $ (million)
Kirsteen Morrison	0	$ 0	0	$ 0	0	$ 0
Amber Fairbanks	0	$ 0	0	$ 0	0	$ 0
Charles French	0	$ 0	0	$ 0	0	$ 0
Luciano Lilloy[1]	0	$ 0	0	$ 0	0	$ 0
Fotis Chatzimichalakis[2]	0	$ 0	0	$ 0	0	$ 0
Sanjeev Lakhani[2]	0	$ 0	0	$ 0	0	$ 0

[1]	Information for Mr. Lilloy is provided as of August 31, 2025.
[2]	Information for Messrs. Chatzimichalakis and Lakhani is provided as of February 11, 2026.

The section entitled Portfolio Managers–Ownership of Securities is replaced in its entirety with the following:

Unless otherwise stated, as of December 31, 2024 (i) the dollar value of shares of the Large Cap Fund owned beneficially by Joseph Cordi was $10,001- $50,0001; and by Amber Fairbanks was $0; (ii) the dollar value of shares of the Small Cap Fund owned beneficially by Curtis Kim was $10,001-$50,000; and by Nathan Moser was $100,001- $500,000; (iii) the dollar value of shares of the US Sustainable Economy Fund owned beneficially by Christine Cappabianca was $10,001-$50,000; and by Scott LaBreche was $10,001-$50,000; (iv) the dollar value of shares of the Global Sustainable Infrastructure Fund owned beneficially by Harry Boyle was $0; and by Justin Winter was $0; (v) the dollar value of shares of the International Sustainable Economy owned beneficially by Christine Cappabianca was $10,001-$50,000; and by Scott LaBreche was $50,001-$100,000; (vi) the dollar value of shares of the Global Women’s Fund owned beneficially by Christine Cappabianca was $10,001-$50,000; and by Scott LaBreche was $50,001-$100,000; (vii) the dollar value of shares of the Global Environmental Markets Fund owned beneficially by Luciano Lilloy was $02; by Fotis Chatzimichalakis was $03; and by Sanjeev Lakhani was $03; (viii) the dollar value of shares of the Global Opportunities Fund owned beneficially by Kirsteen Morrison was $0; and by Amber Fairbanks was $04; (ix) the dollar value of shares of the Core Bond Fund owned beneficially by Anthony Trzcinka was $10,001-$50,000; and by Ross Pamphilon was $05; (x) the dollar value of shares of the High Yield Bond Fund owned beneficially by Peter Schwab was $500,001- $1,000,000; (xi) the dollar value of shares of the Sustainable Allocation Fund owned beneficially by Nathan Moser was $100,001-$500,000; by Peter Schwab was $100,001-$500,000; by Anthony Trzcinka was $100,001-$500,000; and by Kirsteen Morrison was $0; (xii) the dollar value of shares of the Global Social Leaders Fund owned beneficially by Amber Fairbanks was $0; and by Charles French was $0.

[1]	Information for Mr. Cordi is provided as of March 14, 2025.
[2]	Information for Mr. Lilloy is provided as of August 31, 2025.
[3]	Information for Messrs. Chatzimichalakis and Lakhani is provided as of February 11, 2026.
[4]	Information for Ms. Fairbanks is provided as of February 11, 2026.
[5]	Information for Mr. Pamphilon is provided as of May 1, 2025.